Computation of net income (loss) per share	12 Months Ended
Dec. 31, 2014
Computation of net income (loss) per share [Abstract]
Computation of net income (loss) per share

Note 14. Computation of net income (loss) per share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting periods. Diluted net income (loss) per share is computed using the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units (“RSUs”) using the treasury stock method, as well as, shares held back from issuance in connection with the MakerBot transaction. In addition, the effect of the earn-out obligation is included in basic net income (loss) per share calculation only when there is no circumstance under which the earn-out settlement shares would not be issued. When calculating diluted net income (loss) per share, earn-out obligation settlement shares are included in the denominator of the calculation as of the beginning of the interim period in which the earn-out conditions are satisfied.

The following table presents the calculation of basic and diluted net income per share:

	Year ended December 31,
	2014	2013	2012

	(In thousands, except per share amounts)
Numerator:
Net income (loss) – numerator for basic net income (loss) per share	$(119,420)	$(26,954)	$8,491
Add:
Dilutive effect of earn-out obligation	-	(1,683)	-
Numerator for diluted income (loss) per share	$(119,420)	$(28,637)	$8,491
Denominator:
Weighted average shares – denominator for basic net income (loss) per share	50,019	42,079	22,812
Add:
Dilutive effect of earn-out obligation	-	20	-
Additional shares from the assumed exercise of employee stock options	-	-	964
Denominator for diluted income (loss) per share	50,019	42,099	23,776
Net income (loss) per share
Basic	$(2.39)	$(0.64)	$0.37
Diluted	$(2.39)	$(0.68)	$0.36

The computation of diluted net income (loss) per share excluded stock options, RSUs and shares held back in connection with the MakerBot transaction to purchase 3.0 million, 2.9 million and 0.3 million for the years ended December 31, 2014, 2013 and 2012, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share.